Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expenses Benefit Current, U.S. federal	$ (55,148)	$ 584
Income Tax Expenses Benefit Current, State and local	100	100
Current Income Tax Expense (Benefit), Total	(55,048)	684
Income Tax Expenses Benefit Deferred, U.S. federal	0	0
Income Tax Expenses Benefit Deferred, State and local	0	0
Deferred Income Tax Expense (Benefit), Total	0	0
Income Tax Expense (Benefit), U.S. federal	(55,148)	584
Income Tax Expense (Benefit), State and local	100	100
Income Tax Expense (Benefit)	$ (55,048)	$ 684